Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

	2024	2023	2022

Bitcoin operations(1)	6,570,520	1,681,533	164,428
Hosting fees from third parties(2)	140,705	-	-
	6,711,225	1,681,533	164,428

(1)	The output of bitcoins during 2024 is 100.55 coins (2023:43.93 coins and 2022: 5.29 coins).
(2)	The Company began providing hosting services to third parties and charging a service fee from July 1, 2024.